SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	1 Months Ended	6 Months Ended	0 Months Ended
	Apr. 30, 2014	Mar. 10, 2015	Nov. 11, 2014	Sep. 30, 2014	Jan. 17, 2014	Dec. 31, 2013	Dec. 31, 2012
Debenture issued	$ 500,000
Additional Debenture received	500,000
Debentures discount	8.00%
Common stock shares authorized				1,000,000,000,000	500,000,000	500,000,000	500,000,000
Maturity Time	12 months
Interest paid on Debenture	12.00%
Amount converted		707,480
Shares issued in conversion		43,838,066
Subsequent Event [Member] | Debentures [Member]
Principal amount			543,478
Purchase price of debt			$ 500,000
Debentures discount			8.00%
Maturity period			12 months